Unaudited Condensed Interim Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current
Cash	$ 6,013,262	$ 82,816
Cash held in trust	18,720	11,059
Trade and other receivables	311,721	284,513
Prepayments	1,270,515	140,583
Inventory		1,286,894
Total Current Assets	7,614,218	1,805,865
Non-Current
Property, plant and equipment	1,728,525	2,519,232
Intangible assets	15,965	3,799,682
Loans receivable	589,866	593,232
Right-of-use assets	16,887	121,982
Total Non-Current Assets	2,351,243	7,034,128
Total Assets	9,965,461	8,839,993
Current
Trade and other payables	3,760,979	6,014,572
Lease liability	19,831	135,337
Loans and borrowings	354,586	1,366,299
Holdback payable		400,000
Due to related parties	1,259,928	2,255,522
Total Current Liabilities	5,395,324	10,171,730
Non-Current
Loans and borrowings		2,497,155
Total Non-Current Liabilities		2,497,155
Total Liabilities	5,395,324	12,668,885
Shareholders’ Equity (Deficit)
Share capital	61,962,540	51,020,121
Other reserves	24,423	21,053
Accumulated deficit	(56,045,922)	(53,363,032)
Accumulated other comprehensive loss	(1,370,904)	(1,507,034)
Total Shareholders’ Equity (Deficit)	4,570,137	(3,828,892)
Total Liabilities and Shareholders’ Equity (Deficit)	$ 9,965,461	$ 8,839,993